Warrant liabilities - Schedule of warrant liabilities (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Warrant liabilities
Issuance of warrant liabilities	$ 12,141
Conversion to ordinary shares	(275)
Changes in fair values	(8,526)
Balance as of December 31, 2024	$ 3,340